Long-term investment (Details Narrative)						1 Months Ended					12 Months Ended	21 Months Ended
	Jul. 23, 2023 USD ($) shares	Jul. 23, 2023 CNY (¥) shares	Apr. 03, 2023 shares	Aug. 05, 2022 shares	Sep. 01, 2021 shares	Oct. 31, 2023	Jan. 31, 2022 USD ($)	Jan. 31, 2022 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2021 CNY (¥)	Mar. 31, 2024 USD ($) Integer	Dec. 31, 2024 USD ($)	Aug. 05, 2021
Schedule of Equity Method Investments [Line Items]
Gain on investment											$ 1,699,870
Shares issued to Wuxi Shareholders | shares			549,451		2,900,000
Description of director percentage in shareholding and there influence											According to the shareholders minute, the diretors were elected by the shareholder meeting, and the Company has 35% voting right in the in the investee and has a significant influence over the operating and financial policies of Wuxi Talent
Loss on investment											$ (1,699,870)
Medical Star [Member]
Schedule of Equity Method Investments [Line Items]
Cash consideration									$ 281,889	¥ 2,000,000
Equity method investment, ownership percentage									20.00%	20.00%
Number of Directors in Board | Integer											7
Right to Appoint Directors in the Board, Number of Directors | Integer											3
Percentage of voting interest acquired											43.00%
Loss on equity investment											$ 8,221
Fujian Pingtan Ocean Fishery Group Co. Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Cash consideration							$ 13,250,516	¥ 94,012,410
Equity method investment, ownership percentage							3.00%	3.00%
Percentage of voting interest acquired							20.00%	20.00%
Gain on investment											1,700,955	$ 1,700,955
Loss on investment											$ (1,700,955)	(1,700,955)
Wuxi Talent [Member]
Schedule of Equity Method Investments [Line Items]
Cash consideration	$ 1,842,142	¥ 13,070,000
Equity method investment, ownership percentage													60.00%
Number of Directors in Board | Integer											3
Percentage of voting interest acquired	35.00%	35.00%
Gain on investment											$ (1,085)	1,085
Shares issued to Wuxi Shareholders | shares				791,667
Shares issued to Wuxi Shareholders returned | shares	791,667	791,667
Percentage of voting interest transferred						35.00%
Loss on investment											$ 1,085	$ (1,085)